Leases - Schedule of Information Pertaining to Right of Use Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Information Pertaining to Right of Use Assets [Abstract]
Hostel and office equipment	$ 77,120	$ 82,870
Less: Accumulated amortization	(5,625)	(41,628)
Right of use assets, net	$ 71,495	$ 41,242